SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE N – SUBSEQUENT EVENTS

Authorization of the repurchase of up to 10% of Outstanding Common Stock

On January 16, 2013, Cheviot Financial Corp. announced that the Company’s Board of Directors authorized on January 15, 2013 the repurchase of up to 759,654 shares, or approximately 10%, of the Company’s outstanding common stock. The stock repurchase program will not be effective until January 21, 2013, which is after the one year anniversary of the Company’s second-step conversion. The repurchases may be carried out through open market purchases, block trades, and in negotiated private transactions. In addition, the Company may enter into an agreement to have its shares repurchased pursuant to rule 10b-5-1 of the Securities Exchange Act of 1934. The common stock may be repurchased on an ongoing basis and will be subject to the availability of stock, general market conditions, the trading price of the stock, alternative uses for capital, and the Company’s financial performance.

Dividend

On February 20, 2013, Cheviot Financial Corp. announced the increase of the quarterly dividend to $0.09 per share from $0.08 per share to shareholders of record March 15, 2013. The dividend will be paid March 31, 2013.